Prior Year Adjustment - Schedule of Prior Period Adjustments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost of Revenue	$ 371,488	$ 539,281
General and administrative expenses	$ 1,111,748	1,184,973
As Previously Stated [Member]
Cost of Revenue		330,091
General and administrative expenses		1,394,163
Prior Year Adjustment [Member]
Cost of Revenue		209,190
General and administrative expenses		$ (209,190)